CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income	$ (2,256,880)	$ 14,690,701	$ 19,179,245
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation	14,213,841	13,370,377	6,054,612
Depreciation and amortization	2,749,144	1,338,968	928,414
Unrealized fair value change of financial instruments held, at fair value	1,474,009	(1,081,873)	(6,281)
Loss on disposal of subsidiaries		115,681
Loss from equity investments, including impairments	474,347	571,440	191,603
Allowance for doubtful accounts	464,114	426,953	91,788
Loss on disposal of property and equipment		24,844	119,136
Foreign currency exchange loss (gain)	(2,419,693)	3,265,271	2,918,701
Deferred tax expense (benefit)	(1,264,080)	(662,310)	1,772,670
Interest expense from convertible bonds	2,486,151	1,294,203
Fair Value Change from convertible bonds		(4,194,848)
Changes in operating assets and liabilities:
Financial instruments held, at fair value	(159,651,795)	(2,258,578)	14,324,985
Receivables from customers	19,787,135	(292,868,761)	(266,193,537)
Receivables from brokers, dealers and clearing organizations	(77,163,404)	(82,000,320)	(602,544,944)
Amounts due from/to related parties	(3,399,187)	3,084,210	(390,683)
Prepaid expenses and other current assets	3,190,957	(4,350,422)	(3,531,256)
Operating lease right-of-use assets	(7,346,572)	667,243	(1,548,204)
Other non-current assets	239,238	(1,072,518)	(130,244)
Payables to customers	486,912,633	810,443,951	1,183,682,588
Payables to brokers, dealers and clearing organizations	(32,217,431)	(52,871,884)	168,580,067
Accrued expenses and other current liabilities	4,017,887	6,590,630	10,256,244
Operating lease liabilities	8,177,202	(1,504,339)	1,365,635
Deferred income	(407,017)	185,337	160,476
Net cash provided by operating activities	258,060,599	413,203,956	535,281,015
Cash flows from investing activities:
Purchase of property, equipment and intangible assets	(4,888,631)	(4,967,842)	(978,142)
Disposal of property, equipment and intangible assets		3,308
Payment for long-term investments	(243,289)	(2,450,736)
Cash paid for acquisition, net of cash acquired		2,584,303
Cash-segregated for regulatory purpose acquired from acquisition		2,166,432
Repayment of loans from related parties		110,487
Cash received from disposal of a subsidiary		79,634
Purchase of term deposits		(17,460,305)	(31,449,568)
Maturity of term deposits	2,072,574	33,088,423	78,374,132
Advances to employees	(641,069)	(126,779)	(1,462,052)
Loans to related parties		(2,155,038)	(928,751)
Dividend received	88,414	46,938
Net cash provided by (used in) investing activities	(3,612,001)	10,918,825	43,555,619
Cash flows from financing activities:
Proceeds received from issuance of convertible bonds		154,909,777
Proceeds received from redeemable non-controlling interests	4,356,074
Net proceeds received from follow-on public offering (net of offering cost of US$1,215,162)		175,421,594
Capital contribution from non-controlling interests	7,850
Proceeds received from issuance of Class A Ordinary Shares upon settlement of share-based awards	366,537	549,984	5,317
Capital contribution in sponsored fund from redeemable non-controlling interest			4,251,549
Payment to Redeemable non-controlling interest due to disposal of sponsored fund			(10,450,123)
Purchases of treasury stock			(2,172,819)
Net cash (used in) provided by financing activities	4,730,461	330,881,355	(8,366,076)
Increase in cash, cash equivalents and restricted cash	259,179,059	755,004,136	570,470,558
Effect of exchange rate changes	(4,335,485)	(1,718,832)	(194,554)
Cash, cash equivalents and restricted cash at beginning of the year	1,700,884,955	947,599,651	377,323,647
Cash, cash equivalents and restricted cash at end of the year	1,955,728,529	1,700,884,955	947,599,651
Cash, cash equivalents and restricted cash:
Cash and cash equivalents	277,660,847	269,057,708	79,652,897
Cash-segregated for regulatory purpose	1,678,067,682	1,431,827,247	867,946,754
Supplemental disclosure of cash flow information:
Income taxes paid (net of refunds)	$ 2,126,572	5,586,372	266,269
Acquisition consideration paid		$ 1,079,830
Non-cash investing activity:
Prepayment converted to long-term investment and loans to related parties			$ 654,891